INVESTMENTS - Equity-method investments (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2019	Jan. 31, 2016	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018
Equity-method investments
Income (Loss) from Equity Method Investments			¥ (36)	$ (5)	¥ (60)		¥ (140)
Equity-method investments:			1,392		1,452
Impairment loss					63
Covid 19 | Equity-method investments
Equity-method investments
Impairment loss			20		63
AAPC LUB
Equity-method investments
Income (Loss) from Equity Method Investments			16		35		21
Received cash dividend			47		0		0
Percentage of equity interest acquired		28.00%
Equity-method investments:			494		525
China Hospitality JV
Equity-method investments
Income (Loss) from Equity Method Investments			22		(4)		(12)
Received cash dividend			54
Percentage of equity interest acquired								20.00%
Equity-method investments:			67		99
Commerz Real Institute
Equity-method investments
Income (Loss) from Equity Method Investments			(7)		(1)
Equity-method investments:			80		¥ 85
Equity method investment, ownership percentage					34.00%
Consideration for purchase of investments | €						€ 12
Hotel related funds
Equity-method investments
Income (Loss) from Equity Method Investments			(31)		¥ (55)		¥ (16)
Equity-method investments:			443		488
Maximum potential loss, in loss of value of interests in investments			443
Zleep
Equity-method investments
Income (Loss) from Equity Method Investments			0		(12)
Percentage of equity interest acquired	51.00%
Equity-method investments:			¥ 70		¥ 68